[Transamerica Financial Life Insurance Company Letterhead]

September 11, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St, N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Landmark NY Variable Annuity

Separate Account VA BNY

Transamerica Financial Life Insurance Company

(File No. 33-83560)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the supplements that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

Managing Assistant General Counsel

Transamerica Capital Management